******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08573
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock MuniHoldings California Insured Fund, Inc.









============= BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC. =============


BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management

========== END NPX REPORT